Loans Payable (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Loans Payable
Loan extinguishment	$ (9,949)
BetterLife Loan [Member]
Loans Payable
Loans Payable, Beginning Balance	49,206	$ 41,248	$ 40,000
Loan extinguishment	0
Interest payment	(3,000)	(3,025)
Principal payment	0
Accretion and interest	12,492	10,983	1,248
Loans Payable, Ending Balance	58,698	49,206	41,248
Current Loan Payable	58,698
Long-Term Loan Payable	0
Loans payable	58,698
MedMelior Loan [Member]
Loans Payable
Loans Payable, Beginning Balance	49,962	41,247	40,000
Loan extinguishment	(9,949)
Interest payment	(3,660)	(2,268)
Principal payment	(4,928)
Accretion and interest	11,349	10,983	1,247
Loans Payable, Ending Balance	42,774	49,962	41,247
Current Loan Payable	15,600
Long-Term Loan Payable	27,174
Loans payable	42,774
Convertible Debenture [Member]
Loans Payable
Loans Payable, Beginning Balance	99,168	82,495	80,000
Interest payment	(6,660)	(5,293)
Principal payment	(4,928)
Accretion and interest	23,841	21,966	2,495
Loans Payable, Ending Balance	101,472	$ 99,168	$ 82,495
Current Loan Payable	74,298
Long-Term Loan Payable	27,174
Loans payable	$ 101,472